November 4, 1996





VIA EDGAR TRANSMISSION



Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C.  20549





        Re:     Portico Funds, Inc.

                (1933 Act Registration No. 33-18255)

                (1940 Act Registration No. 811-5380)





Ladies and Gentlemen:



      On behalf of Portico Funds, Inc. (the "Company") and pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), I hereby certify that (i) the Prospectus dated October 28, 1996 for the MicroCap Fund and the Statement of Additional
Information dated October 28, 1996 for the MicroCap Fund that would have been filed under paragraph (c) of Rule 497 of the 1933 Act would not have differed from the prospectus and statement of additional information contained in the Company's most recent post-effective amendment, Post-Effective Amendment
No. 29 to the Fund's Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of
1940 ("Post-Effective Amendment No. 29"), which was filed on October 28, 1996; and (ii) the text of Post-Effective Amendment
No. 29 has been filed electronically.



      If you have any questions or comments regarding this filing, do not hesitate to contact Kenneth L. Greenberg, Esq. at (215)
988-1152.





                                             Very truly yours,



                                             Portico Funds, Inc.



                                             By: /s/ Mary Ellen Stanek

                                                     Vice President